Marketable securities	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Marketable securities

Note 6: - Marketable securities

As of December 31, 2025, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. Treasury and other U.S. government agencies	$24,394	$95	$-	$24,489
Corporate bonds	93,001	215	-	93,216
Total	$117,395	$310	$-	$117,705

As of December 31, 2024, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. Treasury and other U.S. government agencies	$117,876	$210	$(81)	$118,006
Corporate bonds	292,601	534	(184)	292,950
Total	$410,477	$744	$(265)	$410,956

The following table summarizes the amortized cost, unrealized holding gains and losses and fair value of marketable securities by contractual maturity as of December 31, 2025:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
Due within one year	$117,395	$310	$-	$117,705
Due after one year through two years	-	-	-	-
Total	$117,395	$310	$-	$117,705

From the total of $0 and $265 unrealized losses as of December 31, 2025 and 2024, $0 and $250 were in continuous unrealized loss for more than 12 months, respectively. The unrealized losses are mainly driven by the higher interest rate environment and the recent interest rate hikes by global central banks during 2024-2025, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in the Company’s portfolio.

As of December 31, 2025 and 2024, interest receivable amounted to $1,185 and $3,492, respectively, and is included within other receivables in the consolidated balance sheets.